Other financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Financial Assets

All figures in £ millions	2019	2018
At beginning of year	93	77
Exchange differences	(3)	4
Acquisition of investments	12	13
Fair value movements	20	7
Disposal of investments	—	(8)

At end of year	122	93